UNION STREET PARTNERS VALUE FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Shares	Value
99.14%	COMMON STOCKS
11.41%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	10,600	$ 6,996,954
	The Walt Disney Co.	25,000	2,844,250
			9,841,204
11.13% CONSUMER DISCRETIONARY
Home Depot, Inc.	5,750	1,978,575
LVMH Moët Hennessy - Louis Vuitton SE	15,000	2,262,150
NIKE, Inc.	47,750	3,042,152
Starbucks Corp.	27,500	2,315,775
		9,598,652
10.27% CONSUMER STAPLES
Diageo plc ADR	27,050	2,333,604
Dollar Tree, Inc.(A)	43,850	5,393,988
Target Corp.	11,600	1,133,900
		8,861,492
8.12% ENERGY
Chevron Corp.	14,000	2,133,740
Exxon Mobil Corp.	24,700	2,972,398
SLB Ltd.	49,500	1,899,810
		7,005,948
17.14% FINANCIALS
Bank of America Corp.	52,350	2,879,250
Goldman Sachs Group, Inc.	5,300	4,658,700
JPMorgan Chase & Co.	22,500	7,249,950
		14,787,900
9.66% HEALTH CARE
Johnson & Johnson	14,500	3,000,775
Merck & Company, Inc.	19,135	2,014,150
UnitedHealth Group, Inc.	10,040	3,314,304
		8,329,229

UNION STREET PARTNERS VALUE FUND

Schedule of Investments

December 31, 2025 (unaudited)

	Shares	Value
7.63% INDUSTRIALS
The Boeing Co.(A)	14,200	$ 3,083,104
FedEx Corp.	12,100	3,495,206
		6,578,310
18.19% INFORMATION TECHNOLOGY
Apple, Inc.	26,325	7,156,714
Intel Corp.(A)	30,650	1,130,985
Microsoft Corp.	15,300	7,399,386
		15,687,085
2.72%	REAL ESTATE
	Simon Property Group, Inc. REIT	12,675	2,346,269
2.87%	UTILITIES
	PG&E Corp.	154,295	2,479,521
99.14%	TOTAL COMMON STOCKS		85,515,610
	(Cost: $38,317,952)
0.76%	MONEY MARKET FUND
	Fidelity Government Portfolio Institutional Class 3.670% (B)	659,273	659,273
	(Cost: $659,273)		86,174,883
99.90%	TOTAL INVESTMENTS
	(Cost: $38,977,225)
0.10%	Other assets, net of liabilities		82,471
100.00%	NET ASSETS		$ 86,257,354

(A) Non-income producing

(B) Effective 7 day yield as of December 31,2025

ADR - Security represented is held by the custodian in the form of American Depositary Receipts REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$85,515,610	$-	$-	$ 85,515,610
MONEY MARKET FUND	659,273.00	-	-	659,273.00
TOTAL INVESTMENTS	$86,174,883	$-	$-	$ 86,174,883

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $38,977,225, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation $ 48,416,293

Gross unrealized depreciation (1,218,635)

Net unrealized appreciation $ 47,197,658